TAXATION - Company's subsidiaries (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2030	Dec. 31, 2029	Dec. 31, 2028	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019
Taxation
Applicable tax rate (as a percent)									25.00%	25.00%	25.00%	25.00%
Undistributed earnings deferred tax liability									¥ 0
Income tax expense									¥ 682	$ 99	¥ 270	¥ 355
Ctrip Computer Technology
Taxation
Applicable tax rate (as a percent)									15.00%	15.00%
Ctrip Travel Network
Taxation
Applicable tax rate (as a percent)									15.00%	15.00%
Ctrip Travel Information
Taxation
Applicable tax rate (as a percent)									15.00%	15.00%
Beijing Hujinxinrong Technology Co Ltd
Taxation
Applicable tax rate (as a percent)									15.00%	15.00%
Cayman
Taxation
Applicable tax rate (as a percent)									0.00%	0.00%
Hong Kong Profits Tax
Taxation
Applicable tax rate (as a percent)									16.50%	16.50%
PRC Corporate Income Tax
Taxation
Applicable tax rate (as a percent)									25.00%	25.00%
PRC Corporate Income Tax | Western region of China | Chengdu Ctrip
Taxation
Applicable tax rate approved (as a percent)	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
PRC Corporate Income Tax | Western region of China | Chengdu Ctrip International
Taxation
Applicable tax rate approved (as a percent)	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
PRC Corporate Income Tax | Western region of China | Chengdu Information
Taxation
Applicable tax rate approved (as a percent)	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
PRC Corporate Income Tax | High new tech enterprises | Ctrip Computer Technology
Taxation
Applicable tax rate (as a percent)									15.00%	15.00%	15.00%	15.00%
PRC Corporate Income Tax | High new tech enterprises | Ctrip Travel Network
Taxation
Applicable tax rate (as a percent)									15.00%	15.00%	15.00%	15.00%
PRC Corporate Income Tax | High new tech enterprises | Qunar Software
Taxation
Applicable tax rate (as a percent)								15.00%	15.00%	15.00%	15.00%
PRC Corporate Income Tax | High new tech enterprises | Qunar Beijing
Taxation
Applicable tax rate (as a percent)								15.00%	15.00%	15.00%	15.00%
PRC Corporate Income Tax | High new tech enterprises | Ctrip Travel Information
Taxation
Applicable tax rate (as a percent)									15.00%	15.00%	15.00%	15.00%
PRC Corporate Income Tax | High new tech enterprises | Beijing Hujinxinrong Technology Co Ltd
Taxation
Applicable tax rate (as a percent)											15.00%	15.00%	15.00%
PRC Corporate Income Tax | High new tech enterprises | Shanghai Xielv Information Technology Co., Ltd
Taxation
Applicable tax rate (as a percent)								15.00%	15.00%	15.00%	15.00%
PRC Corporate Income Tax | High new tech enterprises | Ctrip Business Travel Information Service (Shanghai) Co., Ltd
Taxation
Applicable tax rate (as a percent)								15.00%	15.00%	15.00%	15.00%
Domestic country
Taxation
Income tax expense									¥ 476		¥ 373	¥ 528
Foreign country
Taxation
Income tax expense									¥ 206		¥ (103)	¥ (173)